Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000099569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	$ 100,000		$ 111,399	$ 122,206	$ 130,960	$ 118,700	$ 176,691	$ 191,958	$ 195,912	$ 225,471	$ 254,137	$ 295,581
C000099567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (with CDSC charge)
Accumulated Value	10,000		11,035	11,987	12,712	11,403	16,814	18,086	18,278	20,820	23,229	26,749
C000099566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Accumulated Value	9,448		10,500	11,492	12,290	11,109	16,499	17,884	18,207	20,898	23,488	27,257
Standard And Poor s 500 C000099569 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		117,918	133,562	151,585	152,893	223,196	223,672	229,631	281,669	315,741	413,787
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
Russell 3000 Value C000099569 Index [Member]
Account Value [Line Items]
Accumulated Value	100,000		117,333	126,043	136,862	120,587	178,203	179,615	180,813	205,137	221,766	288,212
Russell 3000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Value Index
Accumulated Value	$ 10,000		$ 11,733	$ 12,604	$ 13,686	$ 12,059	$ 17,820	$ 17,962	$ 18,081	$ 20,514	$ 22,177	$ 28,821